PREPAYMENTS AND OTHERS	12 Months Ended
Dec. 31, 2011
PREPAYMENTS AND OTHERS

4. PREPAYMENTS AND OTHERS

Prepayments and others consist of the following:

	As of December 31,
	2010	2011
Prepaid rental and deposit	1,303,396	938,025
Security deposits prepaid to PRC custom’s office for importation of equipments	—	634,077
Prepayments for purchase of raw materials	447,864	357,921
Prepayment for D&O insurance	105,853	186,090
Derivative assets - foreign-exchange forward contracts	2,464,457	1,377,384
Receivables for transferring parts of the assets acquired from Charles River	—	126,966
Exportation value-added tax to be refunded	48,645	100,660
Unamortized large animal costs	—	77,678
Interest receivable	—	83,169
Others	408,410	543,096

	4,778,625	4,425,066